DESCRIPTION OF THE PLAN (Details) - EBP 004		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	90 days
Automatic enrollment after service period with no election made		90 days
Participant contribution, automatic, deferral rate		3.00%
Retirement age | year		65
Participant contribution, maximum percentage of total compensation per pay period		80.00%
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched, percentage		5.00%
Employer contribution, vesting percentage		100.00%
Employer contribution maximum vesting age | year		65
Note Receivable from participant, number of loans from account at a time | loan		1
Note receivable from participant, account, minimum borrowing, amount		$ 1,000
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, primary residence, maximum borrowing term		10 years
Participant loan, basis spread on variable rate, tranche one		2.00%
Participant loan, basis spread on variable rate, tranche two		2.00%
Participant loan, basis spread on variable rate, tranche three		1.00%
Minimum account balance threshold for election of benefits		$ 5,000
Account balance amount with no timely election, automatic account roll-over, minimum		1,000
Account balance amount with no timely election, automatic account roll-over, maximum		5,000
Involuntary cash-out limit		1,000
Administrative expense paid from forfeitures		162,379
Forfeited nonvested account		$ 1,993,042	$ 1,952,405
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term		1 year
Participant loans, interest rate		4.25%
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term		4 years
Participant loans, interest rate		10.50%